Share capital and other equity - Reserves (Details) - GBP (£) £ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares repurchased during the period		£ 540,000,000	£ 359,000,000
Par value	£ 1.0769	£ 1.0769
Ordinary shares
Own shares held	221
Par value	£ 1.076923076923077
Number of shares used to satisfy the exercise of options and vesting of awards	56
Ordinary shares | Employee share trust
Own shares held	10	11
Shares repurchased during the period	£ 0
Par value	£ 1.0769
Own shares held | Ordinary shares | Employee share trust
Number of shares used to satisfy the exercise of options and vesting of awards	1